Label	Element	Value
Catholic Values Equity Fund | Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	CATHOLIC VALUES EQUITY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	21.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in a diversified portfolio of common stocks of companies that the Fund's portfolio managers believe have long-term growth potential.

The Fund seeks to make investment decisions consistent with the principles of the Catholic Church with respect to a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. This will be accomplished through the reliance on the principles contained in the United States Conference of Catholic Bishops' (USCCB) Socially Responsible Investing Guidelines (Guidelines). Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. The Fund's investment adviser, SEI Investments Management Corporation (SIMC, or the Adviser), has retained a third party environmental, social, and governance research firm to compile a list of restricted securities, using principles contained in the Guidelines, in which the Fund will not be permitted to invest. The Fund will not invest in issuers identified through this process. SIMC reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

The Fund invests in common stocks and other equity securities, which may include preferred stocks, warrants, participation notes and depositary receipts. The Fund invests primarily in securities of domestic companies, but may also, to a lesser extent, invest in securities of foreign companies, which may include companies in emerging markets. The Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. The Fund may invest in exchange-traded funds (ETFs) or equity swaps to obtain exposure to the equity market during high volume periods of investment into the Fund.

SIMC directly manages a portion of the Fund's assets and seeks to enhance performance and reduce market risk. With the remaining assets, the Fund uses a multi-manager approach and strategically allocates the Fund's assets among multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers). The allocation is made based on the Adviser's desire to achieve performance objectives while keeping appropriate balance among differing investment styles and philosophies offered by the Sub-Advisers, including growth-oriented, value-oriented, stability-oriented, momentum-oriented, quality-oriented and/or blended approaches to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from professional financial research analysts and momentum, while stability-oriented managers generally select stocks they believe have sustainable competitive advantages, less economic sensitivity and/or less volatility, and value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as assets, capital structure, earnings, and/or cash flows. Quality-oriented managers generally identify businesses that possess quality management teams, favorable industry dynamics and attractive or improving financials and seek to invest in companies that are trading at meaningful discounts relative to intrinsic value by identifying such companies before quality is evident in their financials. Momentum-oriented managers generally select securities that are rising in value and that they believe will continue to rise and sell such investments when they have peaked.

The Fund implements its views on the Guidelines through SIMC's direct investments and a designated Sub-Adviser that acts as an overlay manager. The overlay manager only implements the portfolio recommendations of the other Sub-Advisers, not SIMC. The Sub-Advisers, other than the overlay manager, provide a model portfolio to the Fund on an ongoing basis that represents their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios, with the weighting of each Sub-Adviser's model in the total portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, but also has the authority to vary from such aggregation: (i) to conform the Fund's securities transactions by avoiding issuers identified as not aligning with the Guidelines; and (ii) to favor, consistent with the Guidelines, securities of companies that are more highly ranked with respect to environmental, social and governance ("ESG") criteria (e.g., company business models, corporate governance policies, relationships with stakeholders, and history of controversies) than other companies in the Fund's portfolio. With respect to the portion of the Fund directly managed by SIMC, in addition to applying the relevant Guidelines, SIMC integrates ESG considerations into portfolio construction through a risk-based framework. This approach evaluates issuer-level ESG risks using third-party data, including ESG Key Issue scores, and incorporates these into a proprietary optimization process. ESG risks that are assessed as insufficiently compensated are penalized within the portfolio construction process, influencing position sizing and security selection. The portfolio is constructed by balancing expected returns, traditional risk factors, and mispriced ESG risks, while maintaining a constraint that the Fund's overall ESG score is equal to or higher than that of the benchmark.

The Fund may sell a security when it becomes substantially overvalued or is experiencing deteriorating fundamentals as a result of changes in portfolio strategy or to help the overlay manager meet the Fund's investment strategies.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 21.52% (6/30/2020) Worst Quarter: -24.11% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2026 to March 31, 2026 was -2.71%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Class F total return (pre-tax)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(2.71%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.52%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(24.11%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Catholic Values Equity Fund — Class F
Catholic Values Equity Fund | Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
Catholic Values Equity Fund | Class F Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Catholic Values Equity Fund | Class F Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Catholic Values Equity Fund | Class F Prospectus | Catholic Values/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Catholic Values/Socially Responsible Investing Risk — The Fund considers the Guidelines and the overlay Sub-Adviser's ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines or other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider the Guidelines or other socially responsible investing principles when making investment decisions.

Catholic Values Equity Fund | Class F Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.
Catholic Values Equity Fund | Class F Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Catholic Values Equity Fund | Class F Prospectus | Participation Notes (P-Notes) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Catholic Values Equity Fund | Class F Prospectus | Preferred Stock [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Catholic Values Equity Fund | Class F Prospectus | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Catholic Values Equity Fund | Class F Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is described above and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Catholic Values Equity Fund | Class F Prospectus | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Catholic Values Equity Fund | Class F Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Catholic Values Equity Fund | Class F Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Catholic Values Equity Fund | Class F Prospectus | Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Catholic Values Equity Fund | Class F Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Catholic Values Equity Fund | Class F Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Catholic Values Equity Fund | Class F Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Catholic Values Equity Fund | Class F Prospectus | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Catholic Values Equity Fund | Class F Prospectus | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Catholic Values Equity Fund | Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.62%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.07%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,306
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,306
Class F Prospectus | MSCI All Country World Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.16%
Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.13%
Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.76%
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	9.58%
Annual Return [Percent]	oef_AnnlRtrPct	23.69%
Annual Return [Percent]	oef_AnnlRtrPct	(10.02%)
Annual Return [Percent]	oef_AnnlRtrPct	28.08%
Annual Return [Percent]	oef_AnnlRtrPct	17.34%
Annual Return [Percent]	oef_AnnlRtrPct	20.68%
Annual Return [Percent]	oef_AnnlRtrPct	(18.51%)
Annual Return [Percent]	oef_AnnlRtrPct	21.33%
Annual Return [Percent]	oef_AnnlRtrPct	16.94%
Annual Return [Percent]	oef_AnnlRtrPct	15.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.98%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2015
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.74%
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).